Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Income tax benefit using U.S. federal statutory rate	$(20,635)	$(23,504)	$(14,509)
State income taxes, net of federal benefit	(2,255)	(2,774)	(1,854)
Stock-based compensation	92	72	49
Research and development tax credits	(1,277)	(55)	(385)
Change in the valuation allowance	27,194	25,175	17,041
Permanent items	(3,085)	709	91
Other	(34)	377	(433)

	$—	$—	$—

Schedule of principal components of the Company's deferred tax assets

The principal components of the Company's deferred tax assets are as follows (in thousands):

	December 31,
	2013	2012
Current assets:
Accrued expenses	$351	$343
Deferred Rent	9	—

Gross current deferred tax assets	360	343

Valuation allowance	(360)	(343)

Net current deferred tax assets	$—	$—

Non-current assets:
Net operating loss carryforwards	$100,284	$74,487
Capitalized research and development	662	1,042
Research and development credits	4,345	3,067
Depreciation and amortization	110	90
Other	1,313	851

Gross non-current deferred tax assets	106,714	79,537
Valuation allowance	(106,714)	(79,537)

Net non-current deferred tax assets	$—	$—